Liabilities related to associates and joint ventures	12 Months Ended
Dec. 31, 2019
Liabilities related to associates and joint ventures
Liabilities related to associates and joint ventures

22.   Liabilities related to associates and joint ventures

On November 5, 2015, a rupture has occurred in the Fundão tailings dam, in Mariana (State of Minas Gerais), operated by Samarco Mineração S.A. (“Samarco”), a joint venture controlled by Vale S.A. and BHP Billiton Brasil Ltda. (“BHP”). In March 2016, Samarco and its shareholders entered into a Framework Agreement with governmental authorities, in which Samarco, Vale S.A. and BHP agreed to stablish the Fundação Renova, an entity responsible to develop and implement 42 long-term mitigation and compensation programs.

In addition to the Fundão tailings dam, Samarco owns the Germano dam, which was also built under the upstream method and has been inactive since the Fundão dam rupture.

On October 25, 2019, Samarco obtained the Corrective Operation License for its operating activities in the Germano Complex. Following this authorization, Samarco has obtained all environmental licenses required to restart its operations. Samarco currently expects to restart its operations by the end of 2020.

Fundação Renova

During 2019, Fundação Renova reviewed the estimates of the costs required to mitigate and compensate the impacts from the rupture of Fundão dam. As a result, Vale recognized an additional provision of US$501  (R$1,963 million), which is the present value of the revised estimate in relation to Vale’s responsibility to support Fundação Renova and is equivalent to 50% of Samarco’s additional obligations over the next 11 years.

Overall, the programs rely on future actions, which indicates a broad range of possible estimates. Estimates of mitigation and compensation actions may vary according to the progress of the ongoing programs developed by the Fundação Renova and changes in scope. The amounts disclosed in these interim financial statements have been determined based on Management's best estimates and consider the facts and circumstances known to date.

The contingencies related to the Fundão dam rupture are disclosed in note 28.

Germano dam

Due to the new safety requirements set by ANM, Samarco prepared a project for the de-characterization of this dam. During May 2019, the concept of a project for the de-characterization of the Germano dam was filed. The conceptual project was concluded in August 2019 and is subject to further review and eventual approval by the competent authorities. Accordingly, based on the information available on the preparation of these financial statements, the estimated amount based on the expected cash outflows resulted in an additional provision of US$257  (R$993 million) recognized during 2019.

The changes in the provision to meet the obligations under the agreement related to the Fundão dam rupture and to the de-characterization of Germano dam in the year ended December 31, 2019 and 2018 are as follows:

	2019	2018
Balance at January 1	1,121	996
Payments	(315)	(290)
Interest accretion	200	165
Provision increase	758	403
Translation adjustment	(64)	(153)
Balance at December 31	1,700	1,121
Current liabilities	516	289
Non-current liabilities	1,184	832
Liabilities	1,700	1,121

Samarco’s working capital

In addition to the provision, Vale S.A. made available in the year ended December 31, 2019 and 2018 the amount of US$102 and US$84, respectively, which was fully used to fund Samarco’s working capital. This amount was recognized in Vale´s income statement as an expense in “Equity results and other results in associates and joint ventures”.

During 2020, Vale S.A. may provide a short-term credit facility up to US$267 to support the Samarco’s cash needs, without any binding obligation to Samarco. The availability of funds by the shareholders – Vale S.A. and BHP – is subject to the fulfillment of certain conditions, being deliberated by the shareholders, in the same bases and concomitantly, if required.

Under Brazilian legislation and the terms of the joint venture agreement, Vale does not have an obligation to provide funding to Samarco. Accordingly, Vale’s investment in Samarco was fully impaired and no provision was recognized in relation to the Samarco’s negative equity.

The summarized financial information of Samarco are as follows. The stand-alone financial statements of these entity may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2019	December 31, 2018
Current assets	34	54
Non-current assets	3,940	5,877
Total assets	3,974	5,931
Current liabilities	6,990	6,066
Non-current liabilities	5,527	4,283
Total liabilities	12,517	10,349
Negative reserves	(8,543)	(4,418)
Loss for the year ended	(4,125)	(640)

Insurance

Since the Fundão dam rupture, the Company has been negotiating with insurers the indemnification payments based on its general liability policies. During the 2019, the Company received payments in the amount of US$109 and recognized a gain in the income statement as “Equity results and other results in associates and joint ventures”.

Critical accounting estimates and judgments

The provision related to Fundação Renova requires the use of assumptions that may be mainly affected by: (i) changes in scope of work required under the Framework Agreement as a result of further technical analysis and the ongoing negotiations with the Federal Prosecution Office, (ii) resolution of uncertainty in respect of the resumption of Samarco´s operations; (iii) updates of the discount rate; and (iv) resolution of existing and potential legal claims.

Moreover, the main critical assumptions and estimates applied in the Germano dam provision considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; and (iii) acceptance by the authorities of the proposed engineering methods and solution.

As a result, future expenditures may differ from the amounts currently provided and changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company reassess the key assumptions used by Samarco in the preparation of the projected cash flows and adjust the provision, if required.